Other Current and Non-current Assets (Details 2) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 16, 2014 USD ($) item	Jun. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Other Non-current Assets
Fair value of swaps		$ 366	$ 664
Other assets		3,159	1,952
Total		70,345	68,506
Percent of outstanding shares after the restructuring, in exchange for charter rate reductions and cancellation				7.40%
Unearned revenue		27,435	30,412
Current portion of unearned revenue		14,552	13,719
Amortization of Deferred Revenue		3,000	2,700
ZIM
Other Non-current Assets
Receivable		$ 28,693	28,693
Equity participation ZIM	$ 28,700
Number of vessels whose charterparties were revised | item	6	6
Unearned revenue	$ 39,100	$ 27,400	30,400
Current portion of unearned revenue		6,000	6,000
ZIM | Unsecured interest bearing notes maturing in 2023
Other Non-current Assets
Principal amount of unsecured notes received	49,900
ZIM | Unsecured 3% Series 1 ZIM Notes due 2023
Other Non-current Assets
Receivable		6,427	6,274
Principal amount of unsecured notes received	$ 8,800
Interest rate (as a percent)	3.00%
Fair value of notes	$ 6,100
Interest from Fair value unwinding		6,400	6,300
ZIM | Unsecured 5% Series 2 ZIM Notes due 2023
Other Non-current Assets
Receivable		31,700	30,923
Principal amount of unsecured notes received	$ 41,100
Interest rate (as a percent)	5.00%
Interest payable quarterly in cash (as a percent)	3.00%
Interest payable in kind (as a percent)	2.00%
Fair value of notes	$ 30,100
Interest from Fair value unwinding		31,700	30,900
Noncash Interest income		400	400
Current portion of unearned revenue		$ 500	$ 600